Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans (Details) [Line Items]
Aggregate amount borrowed	$ 280,415
Percentage of margin loan	6.80%
Equity securities pledged as collateral	$ 2,480,398
Carrying value	12,668,163	$ 12,289,550
Bank loans	1,382,211
Interest expense	474,959	530,185	$ 455,457
Ms. Liu LiangPing [Member]
Loans (Details) [Line Items]
Carrying value	$ 1,573,692	$ 1,438,626
Minimum [Member]
Loans (Details) [Line Items]
Percentage of loan	80.00%
Maximum [Member]
Loans (Details) [Line Items]
Percentage of loan	100.00%